Dividend Restrictions and Statutory Requirements	12 Months Ended
Dec. 31, 2023
Disclosure - Dividend Restrictions and Statutory Requirements [Abstract]
Dividend Restrictions and Statutory Requirements	Dividend Restrictions and Statutory Requirements
The Company’s ability to pay common and preferred shareholders’ dividends and its corporate expenses is dependent mainly on cash dividends from PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S., PartnerRe Asia and PartnerRe Canada (collectively, the reinsurance subsidiaries), which are the Company’s most significant subsidiaries. The payment of such dividends by the reinsurance subsidiaries to the Company is limited under Bermuda, Irish, Canadian and Singapore laws and certain statutes of various U.S. states in which PartnerRe U.S. is domiciled. The restrictions are generally based on net income and/or certain levels of surplus as determined in accordance with the relevant statutory accounting practices. The Company’s dividend policy is to declare and pay a dividend on its common shares at consistent levels each quarter. On December 16, 2021, Exor signed a definitive agreement with Covéa Coopérations, under which Covéa Coopérations agreed to purchase all of the common shares of PartnerRe Ltd. from Exor. Consummation of this transaction occurred on July 12, 2022. During 2023, the Company declared and paid common share dividends totaling $200 million. In addition, a deemed dividend of $18 million was paid to Covéa Coopérations during 2023. At December 31, 2023, given the Company complied with its Bermuda solvency requirements, there were no other restrictions on the Company’s ability to pay common and preferred shareholders’ dividends from its retained earnings, except for the reinsurance subsidiaries’ dividend restrictions described below.
The reinsurance subsidiaries are required to file annual statements with insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), maintain minimum levels of solvency and liquidity and comply with risk-based capital requirements and licensing rules. At December 31, 2023, the reinsurance subsidiaries’ solvency, liquidity and risk-based capital amounts were in excess of the minimum levels required. The typical adjustments to insurance statutory basis amounts to convert to U.S. GAAP include the elimination of certain statutory reserves, deferral of certain acquisition costs, recognition of goodwill, intangible assets and deferred income taxes that are limited on a statutory basis, valuation of bonds at fair value, the deferral of gains on retroactive reinsurance on non-life business and presentation of ceded reinsurance balances gross of assumed balances.
PartnerRe Bermuda may declare dividends subject to it continuing to meet its minimum solvency and minimum liquidity ratios, which are to hold statutory capital and surplus equal to or exceeding the Target Capital Level, which is equivalent to 120% of the Enhanced Capital Requirement (ECR) and to maintain a minimum general business liquidity ratio equal to the value of its relevant assets at not less than 75% of the amount of its relevant liabilities. The ECR is calculated with reference to the Bermuda Solvency Capital Requirement model, which is a risk-based capital model. During 2023, the maximum dividend that PartnerRe Bermuda can pay without prior regulatory approval is approximately $1,120 million. The reporting deadline for the annual submission is April 30, 2024.
PartnerRe Europe is subject to the Solvency II European Directive (Solvency II Regulations). The Solvency II Regulations relate to the solvency standards applicable to insurers and reinsurers and lay down, at the level of PartnerRe Europe, the minimum amounts of financial resources required in order to cover the risks to which it is exposed and the principles that should guide its overall risk management and reporting. PartnerRe Europe may declare dividends subject to it continuing to meet its Solvency II requirements, which are to hold available capital, calculated on a Solvency II balance sheet basis, in excess of the solvency capital requirement (SCR). The maximum dividend is limited to “profits available for distribution”, which consist of accumulated realized profits less accumulated realized losses. The reporting deadline for the annual Solvency II submission is April 7, 2024.
PartnerRe U.S. may declare dividends subject to it continuing to meet its minimum solvency and capital requirements and is generally limited to paying dividends from earned surplus. In connection with the acquisition by Covéa Coopérations, it was agreed that PartnerRe US would not take action to declare or distribute any dividend for the two year period from July 12, 2022 to July 12, 2024 without the prior approval of the New York State Department of Financial Services. The maximum dividend that can be declared and paid without prior approval is limited, to the lesser of adjusted net investment income or 10% of its total statutory capital and surplus as of the most recently filed annual statement. The reporting deadline for the annual filing is March 1, 2024.
PartnerRe Asia may declare dividends from unappropriated profits subject to meeting the capital requirements, as laid out by the Monetary Authority of Singapore. As a licensed reinsurer, PartnerRe Asia is required to maintain minimum capital of SGD25 million. In addition, PartnerRe Asia is required to establish and maintain separate insurance funds for each class of business that it writes, for both Singapore and offshore policies. The solvency requirement in respect of each insurance fund shall at all times be not less than the total risk requirement of the fund (determined by reference to three components being insurance risks, asset portfolio risks and asset concentration risks) and above 120% of the total risk requirement on a Company basis. The declaration of a dividend by PartnerRe Asia is subject to conditions and requirements being met as specified under the Companies Act and the Insurance Act and its associated regulations. The filing date for the annual submission is March 31, 2024.
PartnerRe Canada may declare dividends subject to it continuing to meet its capital requirements and maintaining adequate and appropriate forms of liquidity in addition to complying with related regulations. Dividends and capital distributions are subject to regulations under the Insurance Companies Act (Canada) and the requirements of the Office of the Superintendent of Financial Institutions (OSFI). The reporting deadline for the annual filing is February 29, 2024.
The statutory financial statements and returns of the Company’s reinsurance subsidiaries as at, and for the year ended, December 31, 2023 are due to be submitted to the relevant regulatory authorities later in 2023, with different filing dates in each jurisdiction. In certain jurisdictions, the statutory financial statements and returns are subject to the review and final approval of the relevant regulatory authorities. As a result, the comparative figures in the tables below reflect final figures submitted to regulatory authorities for 2022 and 2021.
The statutory net income (loss) of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S., PartnerRe Asia and PartnerRe Canada for the years ended December 31, 2023, 2022 and 2021 was as follows (in millions of U.S. dollars):

	2023	2022	2021
PartnerRe Bermuda	$1,138	$(139)	$900
PartnerRe Europe	$383	$(329)	$28
PartnerRe U.S.	$220	$242	$68
PartnerRe Asia	$48	$(35)	$(6)
PartnerRe Canada	$13	$(14)	$(12)
The required and actual statutory capital and surplus of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S., PartnerRe Asia and PartnerRe Canada at December 31, 2023 and 2022 was as follows (in millions of U.S. dollars):

	PartnerRe Bermuda (1)		PartnerRe Europe		PartnerRe U.S.		PartnerRe Asia		PartnerRe Canada
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Required statutory capital and surplus	$2,824	$2,727	$1,564	$1,537	$1,472	$1,356	$56	$47	$1,221	$1,144
Actual statutory capital and surplus	$7,108	$5,816	$2,971	$2,672	$2,182	$1,928	$265	$212	$1,606	$1,392

(1)Required statutory capital and surplus is calculated at the Target Capital Level
In addition to the required statutory capital and surplus requirements for the reinsurance subsidiaries in the table above, the Company is required to assess its solvency capital needs both at a PartnerRe Group and subsidiary level. The Company’s capital requirements determine the amount of capital available to be declared as dividends to its shareholders. As Group Supervisor of the Company, the Bermuda Monetary Authority is tasked with assessing the financial condition of the PartnerRe Group and coordinates the dissemination of information to other relevant authorities for the purpose of assisting in their regulatory functions and the enforcement of regulatory action against the Company or any of its subsidiaries, including the power to impose restrictions on the ability of the relevant subsidiaries to declare dividends to the Company, and the ability of the Company to pay dividends to shareholders. In addition, the Company is required to maintain the Group ECR imposed by the BMA under Bermuda law. The Company is currently completing the 2023 PartnerRe Group BSCR, which must be filed with the BMA on or before May 31, 2024, and at this time, we expect we will exceed the ECR.